Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	Apr. 30, 2014
OPERATING ACTIVITIES
(Loss) income for the period	$ (2,772,264)	$ 348,835	$ (2,006,836)	$ (6,065,681)
Items not involving cash:
Amortization	2,075	2,822	5,985	8,377
Stock-based compensation	35,653	$ 62,617	$ 309,723	155,847
Unrealized foreign exchange				(4,420)
Loss on settlement of liabilities	(31,512)			400,626
Accretion expense	163,032	$ 48,742	$ 136,189	25,026
Change in fair value of derivative liabilities	(157,329)	(1,975,705)	(2,246,040)	2,692,112
Change in non-cash operating working capital items:
Receivables	(16,995)	$ (51,125)	(21,886)	(3,453)
Prepaids	73,731		(155,426)	(56,185)
Accounts payable and accrued liabilities	629,498	$ 427,191	793,484	399,353
Cash flows used in operating activities	$ (2,011,087)	(1,136,623)	(3,184,807)	(2,448,398)
INVESTING ACTIVITIES
Deposits recovered (paid)			(6,204)	50,000
Purchase of equipment		(6,204)	(1,070)	(8,276)
Cash flows used in investing activities		(6,204)	(7,274)	$ 41,724
FINANCING ACTIVITIES
Proceeds from exercise of stock options		9,185	$ 9,185
Proceeds from private placement				$ 533,414
Debt issue costs				(10,000)
Promissory notes received		$ 900,000	$ 1,233,000	$ 2,545,000
Second promissory notes received	$ 2,600,000		$ 1,617,000
Demand loans repaid				$ (100,000)
Cash flows from financing activities	2,600,000	$ 909,185	$ 2,859,185	2,968,414
INCREASE (DECREASE) IN CASH	588,913	(233,642)	(332,896)	561,740
CASH, BEGINNING OF THE PERIOD	272,040	604,936	604,936	43,196
CASH, END OF THE PERIOD	$ 860,953	$ 371,294	$ 272,040	604,936
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid				$ 7,211
Taxes paid